Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.37%
Communication services: 9.22%
Diversified telecommunication services: 0.66%
AT&T, Inc.	188,131	$4,283,743
Verizon Communications, Inc.	110,373	4,413,816
		8,697,559
Entertainment: 1.37%
Electronic Arts, Inc.	6,258	915,545
Live Nation Entertainment, Inc.†	4,111	532,374
Netflix, Inc.†	11,208	9,989,915
Take-Two Interactive Software, Inc.†	4,282	788,231
Walt Disney Co.	47,481	5,287,009
Warner Bros Discovery, Inc.†	58,531	618,673
		18,131,747
Interactive media & services: 6.51%
Alphabet, Inc. Class A	153,199	29,000,571
Alphabet, Inc. Class C	124,784	23,763,865
Match Group, Inc.†	6,583	215,330
Meta Platforms, Inc. Class A	57,158	33,466,580
		86,446,346
Media: 0.47%
Charter Communications, Inc. Class A†	2,535	868,922
Comcast Corp. Class A	100,081	3,756,040
Fox Corp. Class A	5,799	281,715
Fox Corp. Class B	3,459	158,215
Interpublic Group of Cos., Inc.	9,767	273,671
News Corp. Class A	9,935	273,610
News Corp. Class B	2,936	89,342
Omnicom Group, Inc.	5,115	440,095
Paramount Global Class B	15,599	163,166
		6,304,776
Wireless telecommunication services: 0.21%
T-Mobile U.S., Inc.	12,779	2,820,709
Consumer discretionary: 11.08%
Automobile components: 0.04%
Aptiv PLC†	6,162	372,678
BorgWarner, Inc.	5,734	182,284
		554,962
Automobiles: 2.42%
Ford Motor Co.	102,345	1,013,216
General Motors Co.	28,831	1,535,827
Tesla, Inc.†	73,224	29,570,780
		32,119,823
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Broadline retail: 4.11%
Amazon.com, Inc.†	245,369	$53,831,505
eBay, Inc.	12,559	778,030
		54,609,535
Distributors: 0.08%
Genuine Parts Co.	3,645	425,590
LKQ Corp.	6,816	250,488
Pool Corp.	998	340,258
		1,016,336
Hotels, restaurants & leisure: 1.92%
Airbnb, Inc. Class A†	11,350	1,491,503
Booking Holdings, Inc.	868	4,312,589
Caesars Entertainment, Inc.†	5,571	186,183
Carnival Corp.†	27,235	678,696
Chipotle Mexican Grill, Inc. Class A†	35,726	2,154,278
Darden Restaurants, Inc.	3,081	575,192
Domino’s Pizza, Inc.	905	379,883
Expedia Group, Inc.†	3,220	599,983
Hilton Worldwide Holdings, Inc.	6,392	1,579,847
Las Vegas Sands Corp.	9,125	468,660
Marriott International, Inc. Class A	6,047	1,686,750
McDonald’s Corp.	18,789	5,446,743
MGM Resorts International†	5,933	205,578
Norwegian Cruise Line Holdings Ltd.†	11,529	296,641
Royal Caribbean Cruises Ltd.	6,486	1,496,255
Starbucks Corp.	29,720	2,711,950
Wynn Resorts Ltd.	2,426	209,024
Yum! Brands, Inc.	7,317	981,649
		25,461,404
Household durables: 0.31%
D.R. Horton, Inc.	7,646	1,069,064
Garmin Ltd.	4,028	830,815
Lennar Corp. Class A	6,261	853,812
Mohawk Industries, Inc.†	1,374	163,685
NVR, Inc.†	80	654,312
PulteGroup, Inc.	5,377	585,555
		4,157,243
Leisure products: 0.02%
Hasbro, Inc.	3,438	192,219
Specialty retail: 1.81%
AutoZone, Inc.†	443	1,418,486
Best Buy Co., Inc.	5,123	439,553
CarMax, Inc.†	4,062	332,109
Home Depot, Inc.	26,043	10,130,467
Lowe’s Cos., Inc.	14,874	3,670,903
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
O’Reilly Automotive, Inc.†	1,514	$1,795,301
Ross Stores, Inc.	8,699	1,315,898
TJX Cos., Inc.	29,572	3,572,593
Tractor Supply Co.	14,007	743,212
Ulta Beauty, Inc.†	1,235	537,139
		23,955,661
Textiles, apparel & luxury goods: 0.37%
Deckers Outdoor Corp.†	3,983	808,908
lululemon athletica, Inc.†	2,962	1,132,698
NIKE, Inc. Class B	31,217	2,362,190
Ralph Lauren Corp. Class A	1,054	243,453
Tapestry, Inc.	6,110	399,166
		4,946,415
Consumer staples: 5.44%
Beverages: 1.13%
Brown-Forman Corp. Class B	4,775	181,354
Coca-Cola Co.	101,652	6,328,854
Constellation Brands, Inc. Class A	4,093	904,553
Keurig Dr Pepper, Inc.	29,519	948,150
Molson Coors Beverage Co. Class B	4,580	262,526
Monster Beverage Corp.†	18,359	964,949
PepsiCo, Inc.	35,972	5,469,902
		15,060,288
Consumer staples distribution & retail: 1.93%
Costco Wholesale Corp.	11,617	10,644,309
Dollar General Corp.	5,766	437,178
Dollar Tree, Inc.†	5,299	397,107
Kroger Co.	17,452	1,067,190
Sysco Corp.	12,880	984,805
Target Corp.	12,079	1,632,839
Walgreens Boots Alliance, Inc.	18,816	175,553
Walmart, Inc.	113,809	10,282,643
		25,621,624
Food products: 0.62%
Archer-Daniels-Midland Co.	12,537	633,369
Bunge Global SA	3,661	284,679
Campbell’s Co.	5,150	215,682
Conagra Brands, Inc.	12,514	347,264
General Mills, Inc.	14,556	928,236
Hershey Co.	3,874	656,062
Hormel Foods Corp.	7,620	239,039
J.M. Smucker Co.	2,790	307,235
Kellanova	7,049	570,758
Kraft Heinz Co.	23,144	710,752
Lamb Weston Holdings, Inc.	3,739	249,877
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Food products(continued)
McCormick & Co., Inc.	6,612	$504,099
Mondelez International, Inc. Class A	35,060	2,094,134
Tyson Foods, Inc. Class A	7,495	430,513
		8,171,699
Household products: 1.10%
Church & Dwight Co., Inc.	6,424	672,657
Clorox Co.	3,245	527,020
Colgate-Palmolive Co.	21,421	1,947,383
Kimberly-Clark Corp.	8,744	1,145,814
Procter & Gamble Co.	61,747	10,351,885
		14,644,759
Personal care products: 0.12%
Estee Lauder Cos., Inc. Class A	6,121	458,953
Kenvue, Inc.	50,269	1,073,243
		1,532,196
Tobacco: 0.54%
Altria Group, Inc.	44,437	2,323,611
Philip Morris International, Inc.	40,767	4,906,308
		7,229,919
Energy: 3.11%
Energy equipment & services: 0.23%
Baker Hughes Co. Class A	25,945	1,064,264
Halliburton Co.	23,034	626,294
Schlumberger NV	37,026	1,419,577
		3,110,135
Oil, gas & consumable fuels: 2.88%
APA Corp.	9,700	223,973
Chevron Corp.	43,820	6,346,889
ConocoPhillips	33,916	3,363,450
Coterra Energy, Inc.	19,313	493,254
Devon Energy Corp.	17,223	563,709
Diamondback Energy, Inc.	4,900	802,767
EOG Resources, Inc.	14,747	1,807,687
EQT Corp.	15,645	721,391
Exxon Mobil Corp.	115,236	12,395,937
Hess Corp.	7,247	963,923
Kinder Morgan, Inc.	50,677	1,388,550
Marathon Petroleum Corp.	8,427	1,175,566
Occidental Petroleum Corp.	17,714	875,249
ONEOK, Inc.	15,317	1,537,827
Phillips 66	10,828	1,233,634
Targa Resources Corp.	5,717	1,020,484
Texas Pacific Land Corp.	494	546,344
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	8,301	$1,017,620
Williams Cos., Inc.	31,962	1,729,783
		38,208,037
Financials: 13.39%
Banks: 3.33%
Bank of America Corp.	175,024	7,692,305
Citigroup, Inc.	49,588	3,490,499
Citizens Financial Group, Inc.	11,555	505,647
Fifth Third Bancorp	17,581	743,325
Huntington Bancshares, Inc.	38,092	619,757
JPMorgan Chase & Co.	73,816	17,694,433
KeyCorp	25,990	445,469
M&T Bank Corp.	4,350	817,843
PNC Financial Services Group, Inc.	10,403	2,006,219
Regions Financial Corp.	23,830	560,482
Truist Financial Corp.	34,807	1,509,928
U.S. Bancorp	40,903	1,956,390
Wells Fargo & Co.	87,297	6,131,741
		44,174,038
Capital markets: 3.10%
Ameriprise Financial, Inc.	2,544	1,354,502
Bank of New York Mellon Corp.	19,063	1,464,610
BlackRock, Inc.	3,817	3,912,845
Blackstone, Inc.	18,930	3,263,911
Cboe Global Markets, Inc.	2,745	536,373
Charles Schwab Corp.	39,196	2,900,896
CME Group, Inc.	9,448	2,194,109
FactSet Research Systems, Inc.	996	478,359
Franklin Resources, Inc.	8,101	164,369
Goldman Sachs Group, Inc.	8,230	4,712,663
Intercontinental Exchange, Inc.	15,054	2,243,196
Invesco Ltd.	11,784	205,984
KKR & Co., Inc.	17,699	2,617,859
MarketAxess Holdings, Inc.	989	223,554
Moody’s Corp.	4,086	1,934,190
Morgan Stanley	32,525	4,089,043
MSCI, Inc. Class A	2,055	1,233,021
Nasdaq, Inc.	10,850	838,813
Northern Trust Corp.	5,197	532,692
Raymond James Financial, Inc.	4,797	745,118
S&P Global, Inc.	8,325	4,146,100
State Street Corp.	7,686	754,381
T. Rowe Price Group, Inc.	5,825	658,749
		41,205,337
Consumer finance: 0.60%
American Express Co.	14,591	4,330,463
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Capital One Financial Corp.	10,003	$1,783,735
Discover Financial Services	6,583	1,140,373
Synchrony Financial	10,208	663,520
		7,918,091
Financial services: 4.33%
Apollo Global Management, Inc.	11,720	1,935,675
Berkshire Hathaway, Inc. Class B†	48,059	21,784,184
Corpay, Inc.†	1,828	618,632
Fidelity National Information Services, Inc.	14,115	1,140,069
Fiserv, Inc.†	14,917	3,064,250
Global Payments, Inc.	6,673	747,776
Jack Henry & Associates, Inc.	1,913	335,349
Mastercard, Inc. Class A	21,492	11,317,043
PayPal Holdings, Inc.†	26,286	2,243,510
Visa, Inc. Class A	45,310	14,319,772
		57,506,260
Insurance: 2.03%
Aflac, Inc.	13,109	1,355,995
Allstate Corp.	6,943	1,338,541
American International Group, Inc.	16,355	1,190,644
Aon PLC Class A	5,670	2,036,437
Arch Capital Group Ltd.	9,825	907,339
Arthur J Gallagher & Co.	6,550	1,859,217
Assurant, Inc.	1,345	286,781
Brown & Brown, Inc.	6,223	634,870
Chubb Ltd.	9,829	2,715,753
Cincinnati Financial Corp.	4,098	588,883
Erie Indemnity Co. Class A	654	269,598
Everest Group Ltd.	1,127	408,492
Globe Life, Inc.	2,201	245,456
Hartford Financial Services Group, Inc.	7,601	831,549
Loews Corp.	4,739	401,346
Marsh & McLennan Cos., Inc.	12,877	2,735,204
MetLife, Inc.	15,250	1,248,670
Principal Financial Group, Inc.	5,517	427,071
Progressive Corp.	15,360	3,680,410
Prudential Financial, Inc.	9,334	1,106,359
Travelers Cos., Inc.	5,952	1,433,777
W.R. Berkley Corp.	7,893	461,898
Willis Towers Watson PLC	2,641	827,267
		26,991,557
Health care: 9.93%
Biotechnology: 1.57%
AbbVie, Inc.	46,333	8,233,374
Amgen, Inc.	14,094	3,673,460
Biogen, Inc.†	3,821	584,307
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Gilead Sciences, Inc.	32,676	$3,018,282
Incyte Corp.†	4,192	289,542
Moderna, Inc.†	8,879	369,189
Regeneron Pharmaceuticals, Inc.†	2,760	1,966,031
Vertex Pharmaceuticals, Inc.†	6,752	2,719,030
		20,853,215
Health care equipment & supplies: 2.22%
Abbott Laboratories	45,476	5,143,790
Align Technology, Inc.†	1,840	383,658
Baxter International, Inc.	13,387	390,365
Becton Dickinson & Co.	7,578	1,719,221
Boston Scientific Corp.†	38,643	3,451,593
Cooper Cos., Inc.†	5,222	480,058
DexCom, Inc.†	10,241	796,443
Edwards Lifesciences Corp.†	15,464	1,144,800
GE HealthCare Technologies, Inc.	11,979	936,518
Hologic, Inc.†	6,090	439,028
IDEXX Laboratories, Inc.†	2,147	887,656
Insulet Corp.†	1,839	480,108
Intuitive Surgical, Inc.†	9,339	4,874,584
Medtronic PLC	33,625	2,685,965
ResMed, Inc.	3,849	880,228
Solventum Corp.†	3,624	239,401
STERIS PLC	2,588	531,989
Stryker Corp.	8,996	3,239,010
Teleflex, Inc.	1,218	216,780
Zimmer Biomet Holdings, Inc.	5,220	551,389
		29,472,584
Health care providers & services: 2.01%
Cardinal Health, Inc.	6,345	750,423
Cencora, Inc.	4,598	1,033,079
Centene Corp.†	13,237	801,897
Cigna Group	7,293	2,013,889
CVS Health Corp.	32,994	1,481,101
DaVita, Inc.†	1,182	176,768
Elevance Health, Inc.	6,081	2,243,281
HCA Healthcare, Inc.	4,782	1,435,317
Henry Schein, Inc.†	3,269	226,215
Humana, Inc.	3,157	800,962
Labcorp Holdings, Inc.	2,193	502,899
McKesson Corp.	3,328	1,896,661
Molina Healthcare, Inc.†	1,500	436,575
Quest Diagnostics, Inc.	2,926	441,416
UnitedHealth Group, Inc.	24,129	12,205,896
Universal Health Services, Inc. Class B	1,539	276,127
		26,722,506
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 1.04%
Agilent Technologies, Inc.	7,534	$1,012,117
Bio-Techne Corp.	4,166	300,077
Charles River Laboratories International, Inc.†	1,341	247,549
Danaher Corp.	16,854	3,868,836
IQVIA Holdings, Inc.†	4,521	888,422
Mettler-Toledo International, Inc.†	553	676,695
Revvity, Inc.	3,191	356,147
Thermo Fisher Scientific, Inc.	10,029	5,217,387
Waters Corp.†	1,557	577,616
West Pharmaceutical Services, Inc.	1,899	622,036
		13,766,882
Pharmaceuticals: 3.09%
Bristol-Myers Squibb Co.	53,177	3,007,691
Eli Lilly & Co.	20,659	15,948,748
Johnson & Johnson	63,126	9,129,282
Merck & Co., Inc.	66,325	6,598,011
Pfizer, Inc.	148,584	3,941,934
Viatris, Inc.	31,295	389,623
Zoetis, Inc.	11,829	1,927,299
		40,942,588
Industrials: 8.03%
Aerospace & defense: 1.82%
Axon Enterprise, Inc.†	1,899	1,128,614
Boeing Co.†	19,601	3,469,377
General Dynamics Corp.	6,766	1,782,773
General Electric Co.	28,377	4,733,000
Howmet Aerospace, Inc.	10,652	1,165,009
Huntington Ingalls Industries, Inc.	1,026	193,883
L3Harris Technologies, Inc.	4,973	1,045,723
Lockheed Martin Corp.	5,531	2,687,734
Northrop Grumman Corp.	3,591	1,685,220
RTX Corp.	34,898	4,038,397
Textron, Inc.	4,864	372,047
TransDigm Group, Inc.	1,474	1,867,971
		24,169,748
Air freight & logistics: 0.36%
CH Robinson Worldwide, Inc.	3,099	320,189
Expeditors International of Washington, Inc.	3,670	406,526
FedEx Corp.	5,893	1,657,878
United Parcel Service, Inc. Class B	19,176	2,418,093
		4,802,686
Building products: 0.52%
A.O. Smith Corp.	3,123	213,020
Allegion PLC	2,279	297,820
Builders FirstSource, Inc.†	3,017	431,220
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	21,878	$1,493,392
Johnson Controls International PLC	17,515	1,382,459
Lennox International, Inc.	841	512,421
Masco Corp.	5,657	410,528
Trane Technologies PLC	5,900	2,179,165
		6,920,025
Commercial services & supplies: 0.53%
Cintas Corp.	8,988	1,642,108
Copart, Inc.†	22,986	1,319,166
Republic Services, Inc. Class A	5,337	1,073,698
Rollins, Inc.	7,365	341,368
Veralto Corp.	6,484	660,395
Waste Management, Inc.	9,576	1,932,341
		6,969,076
Construction & engineering: 0.09%
Quanta Services, Inc.	3,870	1,223,114
Electrical equipment: 0.79%
AMETEK, Inc.	6,065	1,093,277
Eaton Corp. PLC	10,362	3,438,837
Emerson Electric Co.	14,950	1,852,754
GE Vernova, Inc.	7,227	2,377,177
Generac Holdings, Inc.†	1,560	241,878
Hubbell, Inc. Class B	1,407	589,378
Rockwell Automation, Inc.	2,960	845,938
		10,439,239
Ground transportation: 0.84%
CSX Corp.	50,562	1,631,636
J.B. Hunt Transport Services, Inc.	2,089	356,509
Norfolk Southern Corp.	5,932	1,392,240
Old Dominion Freight Line, Inc.	4,926	868,946
Uber Technologies, Inc.†	55,210	3,330,267
Union Pacific Corp.	15,896	3,624,924
		11,204,522
Industrial conglomerates: 0.43%
3M Co.	14,278	1,843,147
Honeywell International, Inc.	17,049	3,851,199
		5,694,346
Machinery: 1.57%
Caterpillar, Inc.	12,659	4,592,179
Cummins, Inc.	3,597	1,253,914
Deere & Co.	6,671	2,826,503
Dover Corp.	3,597	674,797
Fortive Corp.	9,097	682,275
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Machinery(continued)
IDEX Corp.	1,985	$415,441
Illinois Tool Works, Inc.	7,046	1,786,584
Ingersoll Rand, Inc.	10,567	955,891
Nordson Corp.	1,424	297,958
Otis Worldwide Corp.	10,474	969,997
PACCAR, Inc.	13,747	1,429,963
Parker-Hannifin Corp.	3,375	2,146,601
Pentair PLC	4,332	435,972
Snap-on, Inc.	1,377	467,464
Stanley Black & Decker, Inc.	4,042	324,532
Westinghouse Air Brake Technologies Corp.	4,507	854,482
Xylem, Inc.	6,370	739,047
		20,853,600
Passenger airlines: 0.18%
Delta Air Lines, Inc.	16,810	1,017,005
Southwest Airlines Co.	15,725	528,675
United Airlines Holdings, Inc.†	8,623	837,293
		2,382,973
Professional services: 0.63%
Automatic Data Processing, Inc.	10,683	3,127,235
Broadridge Financial Solutions, Inc.	3,065	692,966
Dayforce, Inc.†	4,135	300,366
Equifax, Inc.	3,250	828,262
Jacobs Solutions, Inc.	3,258	435,334
Leidos Holdings, Inc.	3,499	504,066
Paychex, Inc.	8,398	1,177,567
Paycom Software, Inc.	1,275	261,337
Verisk Analytics, Inc. Class A	3,702	1,019,642
		8,346,775
Trading companies & distributors: 0.27%
Fastenal Co.	15,021	1,080,160
United Rentals, Inc.	1,721	1,212,342
WW Grainger, Inc.	1,162	1,224,806
		3,517,308
Information technology: 31.96%
Communications equipment: 0.90%
Arista Networks, Inc.†	27,085	2,993,705
Cisco Systems, Inc.	104,510	6,186,992
F5, Inc.†	1,523	382,989
Juniper Networks, Inc.	8,681	325,103
Motorola Solutions, Inc.	4,382	2,025,492
		11,914,281
Electronic equipment, instruments & components: 0.57%
Amphenol Corp. Class A	31,610	2,195,314
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	3,494	$608,096
Corning, Inc.	20,204	960,094
Jabil, Inc.	2,959	425,800
Keysight Technologies, Inc.†	4,550	730,867
TE Connectivity PLC	7,844	1,121,457
Teledyne Technologies, Inc.†	1,222	567,167
Trimble, Inc.†	6,403	452,436
Zebra Technologies Corp. Class A†	1,352	522,169
		7,583,400
IT services: 1.13%
Accenture PLC Class A	16,383	5,763,376
Akamai Technologies, Inc.†	3,939	376,766
Cognizant Technology Solutions Corp. Class A	13,000	999,700
EPAM Systems, Inc.†	1,487	347,690
Gartner, Inc.†	2,022	979,598
GoDaddy, Inc. Class A†	3,681	726,519
International Business Machines Corp.	24,243	5,329,339
VeriSign, Inc.†	2,167	448,482
		14,971,470
Semiconductors & semiconductor equipment: 11.28%
Advanced Micro Devices, Inc.†	42,549	5,139,494
Analog Devices, Inc.	13,018	2,765,804
Applied Materials, Inc.	21,615	3,515,247
Broadcom, Inc.	122,459	28,390,895
Enphase Energy, Inc.†	3,542	243,265
First Solar, Inc.†	2,807	494,706
Intel Corp.	113,084	2,267,334
KLA Corp.	3,507	2,209,831
Lam Research Corp.	33,736	2,436,751
Microchip Technology, Inc.	14,080	807,488
Micron Technology, Inc.	29,070	2,446,531
Monolithic Power Systems, Inc.	1,279	756,784
NVIDIA Corp.	643,158	86,369,688
NXP Semiconductors NV	6,664	1,385,112
ON Semiconductor Corp.†	11,164	703,890
QUALCOMM, Inc.	29,130	4,474,951
Skyworks Solutions, Inc.	4,188	371,392
Teradyne, Inc.	4,270	537,678
Texas Instruments, Inc.	23,918	4,484,864
		149,801,705
Software: 10.26%
Adobe, Inc.†	11,542	5,132,497
ANSYS, Inc.†	2,293	773,498
Autodesk, Inc.†	5,637	1,666,128
Cadence Design Systems, Inc.†	7,191	2,160,608
Crowdstrike Holdings, Inc. Class A†	6,102	2,087,860
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Fair Isaac Corp.†	638	$1,270,213
Fortinet, Inc.†	16,680	1,575,926
Gen Digital, Inc.	14,218	389,289
Intuit, Inc.	7,349	4,618,846
Microsoft Corp.	194,937	82,165,945
Oracle Corp.	42,140	7,022,210
Palantir Technologies, Inc. Class A†	53,745	4,064,734
Palo Alto Networks, Inc.†	17,161	3,122,616
PTC, Inc.†	3,150	579,191
Roper Technologies, Inc.	2,811	1,461,298
Salesforce, Inc.	25,066	8,380,316
ServiceNow, Inc.†	5,401	5,725,708
Synopsys, Inc.†	4,028	1,955,030
Tyler Technologies, Inc.†	1,122	646,990
Workday, Inc. Class A†	5,585	1,441,098
		136,240,001
Technology hardware, storage & peripherals: 7.82%
Apple, Inc.	396,325	99,247,706
Dell Technologies, Inc. Class C	8,054	928,143
Hewlett Packard Enterprise Co.	34,050	726,968
HP, Inc.	25,268	824,495
NetApp, Inc.	5,369	623,234
Seagate Technology Holdings PLC	5,546	478,675
Super Micro Computer, Inc.†	13,204	402,458
Western Digital Corp.†	9,064	540,486
		103,772,165
Materials: 1.86%
Chemicals: 1.23%
Air Products & Chemicals, Inc.	5,829	1,690,643
Albemarle Corp.	3,082	265,299
Celanese Corp. Class A	2,866	198,356
CF Industries Holdings, Inc.	4,563	389,315
Corteva, Inc.	18,020	1,026,419
Dow, Inc.	18,356	736,626
DuPont de Nemours, Inc.	10,958	835,548
Eastman Chemical Co.	3,039	277,521
Ecolab, Inc.	6,608	1,548,387
FMC Corp.	3,273	159,101
International Flavors & Fragrances, Inc.	6,704	566,823
Linde PLC	12,484	5,226,676
LyondellBasell Industries NV Class A	6,812	505,927
Mosaic Co.	8,328	204,702
PPG Industries, Inc.	6,083	726,614
Sherwin-Williams Co.	6,075	2,065,075
		16,423,032
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Construction materials: 0.13%
Martin Marietta Materials, Inc.	1,602	$827,433
Vulcan Materials Co.	3,463	890,788
		1,718,221
Containers & packaging: 0.22%
Amcor PLC	37,896	356,601
Avery Dennison Corp.	2,107	394,283
Ball Corp.	7,825	431,392
International Paper Co.	9,109	490,247
Packaging Corp. of America	2,338	526,354
Smurfit WestRock PLC	12,956	697,810
		2,896,687
Metals & mining: 0.28%
Freeport-McMoRan, Inc.	37,675	1,434,664
Newmont Corp.-U.S. Exchange Traded Shares	29,849	1,110,980
Nucor Corp.	6,157	718,583
Steel Dynamics, Inc.	3,712	423,428
		3,687,655
Real estate: 2.06%
Health care REITs: 0.25%
Alexandria Real Estate Equities, Inc.	4,078	397,809
Healthpeak Properties, Inc.	18,339	371,732
Ventas, Inc.	10,999	647,731
Welltower, Inc.	15,510	1,954,725
		3,371,997
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	18,328	321,106
Industrial REITs : 0.19%
Prologis, Inc.	24,284	2,566,819
Office REITs : 0.02%
BXP, Inc.	3,814	283,609
Real estate management & development: 0.14%
CBRE Group, Inc. Class A†	7,887	1,035,484
CoStar Group, Inc.†	10,749	769,521
		1,805,005
Residential REITs : 0.27%
AvalonBay Communities, Inc.	3,724	819,168
Camden Property Trust	2,797	324,564
Equity Residential	8,952	642,396
Essex Property Trust, Inc.	1,685	480,966
Invitation Homes, Inc.	14,938	477,568
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	3,065	$473,757
UDR, Inc.	7,873	341,767
		3,560,186
Retail REITs : 0.27%
Federal Realty Investment Trust	2,005	224,460
Kimco Realty Corp.	17,674	414,102
Realty Income Corp.	22,947	1,225,599
Regency Centers Corp.	4,283	316,642
Simon Property Group, Inc.	8,041	1,384,741
		3,565,544
Specialized REITs : 0.90%
American Tower Corp.	12,252	2,247,139
Crown Castle, Inc.	11,395	1,034,210
Digital Realty Trust, Inc.	8,175	1,449,673
Equinix, Inc.	2,530	2,385,512
Extra Space Storage, Inc.	5,558	831,477
Iron Mountain, Inc.	7,694	808,716
Public Storage	4,132	1,237,286
SBA Communications Corp. Class A	2,819	574,512
VICI Properties, Inc. Class A	27,640	807,364
Weyerhaeuser Co.	19,050	536,258
		11,912,147
Utilities: 2.29%
Electric utilities: 1.48%
Alliant Energy Corp.	6,728	397,894
American Electric Power Co., Inc.	13,963	1,287,807
Constellation Energy Corp.	8,201	1,834,646
Duke Energy Corp.	20,254	2,182,166
Edison International	10,151	810,456
Entergy Corp.	11,243	852,444
Evergy, Inc.	6,030	371,147
Eversource Energy	9,607	551,730
Exelon Corp.	26,346	991,663
FirstEnergy Corp.	13,448	534,961
NextEra Energy, Inc.	53,917	3,865,310
NRG Energy, Inc.	5,311	479,158
PG&E Corp.	57,321	1,156,738
Pinnacle West Capital Corp.	2,981	252,699
PPL Corp.	19,349	628,069
Southern Co.	28,728	2,364,889
Xcel Energy, Inc.	15,056	1,016,581
		19,578,358
Gas utilities: 0.04%
Atmos Energy Corp.	4,070	566,829
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.11%
AES Corp.	18,643	$239,936
Vistra Corp.	8,920	1,229,800
		1,469,736
Multi-utilities: 0.61%
Ameren Corp.	6,999	623,891
CenterPoint Energy, Inc.	17,088	542,202
CMS Energy Corp.	7,834	522,136
Consolidated Edison, Inc.	9,083	810,476
Dominion Energy, Inc.	22,024	1,186,213
DTE Energy Co.	5,430	655,672
NiSource, Inc.	12,239	449,906
Public Service Enterprise Group, Inc.	13,063	1,103,693
Sempra	16,607	1,456,766
WEC Energy Group, Inc.	8,295	780,062
		8,131,017
Water utilities: 0.05%
American Water Works Co., Inc.	5,110	636,144
Total common stocks (Cost $279,974,694)		1,305,846,976

		Yield
Short-term investments: 1.48%
Investment companies: 1.48%
Allspring Government Money Market Fund Select Class♠∞		4.42%	19,665,137	19,665,137
Total short-term investments (Cost $19,665,137)				19,665,137
Total investments in securities (Cost $299,639,831)	99.85%			1,325,512,113
Other assets and liabilities, net	0.15			1,945,908
Total net assets	100.00%			$1,327,458,021

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,506,827	$69,656,701	$(73,498,391)	$0	$0	$19,665,137	19,665,137	$754,337
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	73	3-21-2025	$22,356,762	$21,665,488	$0	$(691,274)
See accompanying notes to portfolio of investments
16 | Allspring Index Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 17

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$122,401,137	$0	$0	$122,401,137
Consumer discretionary	147,013,598	0	0	147,013,598
Consumer staples	72,260,485	0	0	72,260,485
Energy	41,318,172	0	0	41,318,172
Financials	177,795,283	0	0	177,795,283
Health care	131,757,775	0	0	131,757,775
Industrials	106,523,412	0	0	106,523,412
Information technology	424,283,022	0	0	424,283,022
Materials	24,725,595	0	0	24,725,595
Real estate	27,386,413	0	0	27,386,413
Utilities	30,382,084	0	0	30,382,084
Short-term investments
Investment companies	19,665,137	0	0	19,665,137
Total assets	$1,325,512,113	$0	$0	$1,325,512,113
Liabilities
Futures contracts	$691,274	$0	$0	$691,274
Total liabilities	$691,274	$0	$0	$691,274
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $1,664,201 was segregated as cash collateral for these open futures contracts.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Index Fund